Document and Entity Information	Oct. 01, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001636286
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Oct. 01, 2021
Entity Registrant Name	Altabancorp
Entity Incorporation State Country Code	UT
Entity File Number	001-37416
Entity Tax Identification Number	87-0622021
Entity Address, Address Line One	1 East Main Street
Entity Address, City or Town	American Fork
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84003
City Area Code	(801)
Local Phone Number	642-3998
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	ALTA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false